Financial risk management and impairment of financial assets - Liquidity risk (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial risk management and impairment of financial assets
Financial obligations	£ 160,943	£ 9,982
Less than one year
Financial risk management and impairment of financial assets
Financial obligations	40,589	8,885
Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial obligations	120,117	700
More than 5 years
Financial risk management and impairment of financial assets
Financial obligations	237	397
Trade and other payables .
Financial risk management and impairment of financial assets
Financial obligations	46,202	2,401
Trade and other payables . | Less than one year
Financial risk management and impairment of financial assets
Financial obligations	40,227	2,401
Trade and other payables . | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial obligations	5,975
Lease liabilities.
Financial risk management and impairment of financial assets
Financial obligations	1,942	1,272
Lease liabilities. | Less than one year
Financial risk management and impairment of financial assets
Financial obligations	362	175
Lease liabilities. | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial obligations	1,343	700
Lease liabilities. | More than 5 years
Financial risk management and impairment of financial assets
Financial obligations	237	397
Convertible Senior Secured Notes
Financial risk management and impairment of financial assets
Financial obligations	112,799
Convertible Senior Secured Notes | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial obligations	£ 112,799
Other borrowings
Financial risk management and impairment of financial assets
Financial obligations		6,309
Other borrowings | Less than one year
Financial risk management and impairment of financial assets
Financial obligations		£ 6,309